Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans
FISHER INVESTMENTS INSTITUTIONAL GROUP ESG FIXED INCOME FUND FOR RETIREMENT PLANS
Investment Objective

The Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans (the "Fund") seeks to outperform, net of fees and expenses, the return of the ICE BofA Merrill Lynch (BAML) U.S. Broad Market Index (the "Benchmark").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans Shares
Management Fees	none	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	0.02%	[3]
Total Annual Fund Operating Expenses	0.02%
[1]	The Fund is available only to eligible retirement plans receiving the Adviser's managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser's services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[2]	The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[3]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not include any fees paid at the account or plan level. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans | Fisher Investments Institutional Group ESG Fixed Income Fund for Retirement Plans Shares | USD ($)	2	6

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund's turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

The Fund is available only to eligible retirement plans that have entered into an agreement with Fisher Asset Management, LLC (the "Adviser") to receive managed account services through the Adviser's Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser's discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of fixed income and fixed income-related securities. The Funds' Benchmark tracks the performance of U.S. dollar-denominated, investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, securitized and collateralized securities. Securities in the Benchmark generally are investment grade and have at least 18 months to final maturity at issuance. Under normal circumstances, the Fund invests at least 80% of its assets in bonds and other fixed income or fixed income-related securities that meet the Fund's environmental, social and governance ("ESG") guidelines at the time of investment. These securities may include but not are not limited to the following:

•	Fixed income securities, including but not limited to:

o	U.S. Government securities

o	Corporate debt securities

o	Agency debentures

o	Mortgage-backed securities ("MBS")

o	Asset-backed securities ("ABS")

o	Municipal fixed income securities

o	Money market funds

•	Fixed income linked exchange traded funds ("ETFs")

•	Convertible bonds, provided that in the event such bonds are converted into common stock or preferred stock, such stock will be held only temporarily.

The Adviser utilizes a top-down fixed income investment process based on the application of proprietary research tools to the analysis of a wide range of economic, political and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser manages the Fund's portfolio on an ongoing, forward-looking basis, assessing short- and long-term interest rates, credit spreads and corporate solvency in real time to forecast future trends.

The Adviser considers ESG factors throughout the investment and portfolio construction process ESG factors are among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Governmental influence on public companies, environmental regulation, social policy, market reforms impacting private property, labor, and human rights are among the ESG factors considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the firm's top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating a range of ESG factors prior to purchasing a security, seeking to identify securities benefiting from ESG trends and avoid those with underappreciated risks. These factors include, but are not limited to, shareholder concentration, corporate stewardship, environmental opportunities and liabilities, and human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG screens without compromising the Adviser's broader market outlook and themes. The Adviser utilizes external third party ESG research and data which may include human environmental, and labor rights and controversy data. The Adviser uses this information to create business involvement screens to exclude companies with ties to categories such as, but not limited to, cluster munitions or landmines, or those that derive any revenue from nuclear or bio-chemical weapons. Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco.

The Adviser analyzes the Benchmark's components and assigns expected risk and return. The Adviser then optimizes the fixed income portfolio to its market outlook by adjusting characteristics such as bond type, yield to maturity, credit spreads, duration, credit quality, and time to maturity. There are many types of bonds, and all carry different performance and risk characteristics. Corporate, municipal, sovereign and agency bonds are the most common, and portfolio exposure to each category is dependent on the construction of the Benchmark and the Adviser's market outlook. The Fund may invest across a range of maturities, duration and quality, including issues with below investment grade ratings ("junk bonds"). The Adviser may use either individual bonds or fixed income ETFs to obtain the desired fixed income allocation and diversification.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund's investment strategy is highly dependent on the correctness of the Adviser's perception of the risks and opportunities in the markets. To the extent the Adviser's perceptions are incorrect (or a perception is correct, but the timing of the Fund's investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Credit Risk. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Credit risk may be substantial for the Fund.

Allocation Risk. The Adviser may allocate the Fund's assets in ways that will not perform as well as the general market.

ESG Guidelines Risk. Because the Adviser's ESG criteria exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund's ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

Fixed-Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The market value of fixed income securities in which the Fund invests and, thus, the Fund's net asset value, can be expected to vary inversely with changes in interest rates. Prices of securities with longer effective durations are more sensitive to interest rate changes than those with shorter effective durations.

Call and Prepayment Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled (or call the security), forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. There is a greater risk that the Fund will lose money due to prepayment and extension risks when the Fund invests in MBSs and ABSs.

Reinvestment Risk. Yield-to-maturity of a bond is calculated on the premise that all future coupon payments will be reinvested at the interest rate in effect when the bond was purchased. As interest rates decline, interest earned may not be able to be reinvested in such a way that they earn the same rate of return as the original bond.

Yield Curve Risk. Yield curve risk is the risk that different bond holdings will not experience the same yield changes. The yield curve encompasses all maturities in the fixed income market, and measures of interest-rate risk assume an equal amount of basis point moves on the yield curve. However, the yield curve does not actually move equally for all maturities.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund's investments in foreign currency-denominated securities may reduce the Fund's returns.

U.S. Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

Foreign Obligations Risk. The Fund may invest in U.S. denominated foreign fixed-income securities. Foreign fixed-income securities may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. Investments in foreign obligations include high-quality, short-term debt obligations of foreign issuers, including foreign branches of U.S. banks, U.S. branches of foreign banks, and short-term debt obligations of foreign governmental agencies and foreign companies that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. Foreign issuers also are not generally subject to the same accounting, auditing and financial reporting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory levels of taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, obligations of issuers located in those countries. Amounts realized on certain foreign securities in which the Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

High Yield Bond Risk. Lower-quality bonds, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

ETF Risk. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks, but the Adviser expects that the principal investment risks of investing in the underlying ETFs will be similar to the risks of investing in the Fund.

Money Market Fund Risk. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related securities include pass-through securities, collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Because the assets providing cash flows to a mortgage-backed security (a "MBS") are comprised of home mortgage loans, the holders of MBS are subject to default and delinquency risks. If mortgage borrowers are delinquent or default on their payments, the holders of MBS may not realize full repayment of their investment or may experience delays in the repayment of their investment. The credit risk of MBS depends, in part, on the likelihood of the borrower making timely payments of principal and interest. The credit risk of a specific MBS may be influenced by a variety of factors including: (i) the mortgage borrower's lessened ability or willingness to repay in light of changed circumstances such as a job loss; (ii) the borrower's ability or willingness to make higher mortgage payments which may result from floating-rate interest resets; (iii) declines in the value of the property which serves as collateral for the mortgage loan; and (iv) seniority or priority of the specific MBS relative to other claims on the cash flow from the pool of mortgage loans.

New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance

Performance information will be available after the Fund completes a full calendar year of operations.

For important information about portfolio management, buying and selling fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see "Additional Summary Information" beginning on page 18.